Liquidity	12 Months Ended
Dec. 31, 2017
Notes
Liquidity

2.LIQUIDITY

As of December 31, 2017, we had a working capital deficit of $121,642. For the period from July 7, 2017 (date of inception) through December 31, 2017, we incurred a net loss of $364,100 and had negative cash flows from operations of $219,284.

We evaluated our financial position and results of operations as of the date these financial statements were first made available, and our expected operations subsequent to the date these financial statements were first made available. As a result of this assessment, we have noted the following events and factors which we believe support our conclusion that we will have sufficient capital resources to meet projected cash flow requirements for a period of twelve months from the date these financial statements were first made available.

•        From November 2017 through March 2018, we engaged in a successful financing pursuant to a Regulation S and Regulation D offering (the “Offering”) of our common stock. In connection with the Offering, we issued a total of 15,819,269 shares of our $0.0001 par value common stock at a price of $0.067 per share to 81 accredited and non-accredited investors resulting in gross proceeds of $1,059,889. In connection with the Offering, 31 investors participating in the Offering pursuant to Regulation D were deemed to be non-accredited, U.S. persons. On or about May 4, 2018, a notice of rescission was distributed to these investors. As a result, there can be no assurances that these investors will waive their rights to rescission and that we will not be required to return their invested funds. The total shares of common stock subject to rescission in connection with the Offering is 608,671 shares representing $40,780 of the gross proceeds received.

•        As of April 27, 2018, our unaudited financial position included i) cash and cash equivalents of approximately $715,000; ii) accounts payable and accrued expenses, including amounts due to related parties, of approximately $45,000; and iii) related party promissory note in the principal amount of $50,000 and accrued interest of $812.

•        Beginning March 2018, we executed our first revenue-generating agreements with two clients resulting in agreed upon set-up fees, paid upon execution of agreements, and technology fees, which include payment of monthly retainers and revenue-sharing arrangements. Additionally, we are in final negotiations with two additional clients who will utilize our software platform. We have also received interest from several additional client prospects and have engaged resources to continue to promote our software platform and services.

•        In the event that our anticipated cash requirements for the twelve-month period from the date these financial statements were first made available exceed our anticipated cash availability, our chief executive officer and three of our consultants have agreed to defer their salary and consulting fees, respectively, until such time that any anticipated deficit of our cash resources would be alleviated. Additionally, we have also obtained a waiver of repayment of the related party promissory note until April 30, 2019.

We believe that our current financial position and anticipated observations over the twelve-month period from the date these financial statements were first made available alleviate any substantial doubt about our ability to continue as a going concern.

However, management cannot provide any assurances that we will be successful in accomplishing any of our plans. Management also cannot provide any assurance that unforeseen circumstances that could occur at any time within the next twelve months or thereafter will not increase the need for us to raise additional capital on an immediate basis.